UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Opportunistic Trader ETF

ITEM 1.(a).    Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2025
OPPORTUNISTIC TRADER ETF
TICKER: WZRD (Listed on the Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Opportunistic Trader ETF for the period of June 25, 2025 (inception) to June 30, 2025.
You can ﬁnd additional information about the Fund at opportunistictraderetf.com. You can also contact us at (855) 994-4773.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Trader ETF	$2[1]	0.99%[2]

1 Costs are for the period of June 25, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.

2 Annualized.

Key Fund Statistics

(as of June 30, 2025)
Fund Net Assets	$19,296,750
Number of Holdings	6
Total Advisory Fee	$1,902
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Sector Breakdown

Portfolio Composition
Short Term Investments	67.30%
Common Stocks	1.89%
Options Purchased	0.20%
Options Written	-0.38%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit opportunistictraderetf.com.

Opportunistic Trader ETF Tailored Shareholder Report

ITEM 1.(b).    Not applicable.

ITEM 2.       CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.       INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

OPPORTUNISTIC TRADER ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Period Ended June 30, 2025* (unaudited)

*   Commencement of operations June 25, 2025

OPPORTUNISTIC TRADER ETF
Schedule of Investments	June 30, 2025 (unaudited)
		Shares	Value
1.89%	COMMON STOCKS

1.89%	ENERGY
	Exxon Mobil Corp.	3,388	$365,227

1.89%	TOTAL COMMON STOCKS
	(Cost: $367,824)		365,227

		Principal	Value
67.30%	SHORT TERM INVESTMENTS

67.30%	DEBT SECURITIES
	U.S. Treasury Bill 10/16/2025 0.042%(A)	13,150,000	12,986,784

67.30%	TOTAL SHORT TERM INVESTMENTS
	(Cost: $12,986,478)		12,986,784

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  JUNE 30, 2025

OPPORTUNISTIC TRADER ETF
Schedule of Investments - continued	June 30, 2025 (unaudited)
0.20%	OPTIONS PURCHASED(B)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.05%	CALL OPTIONS
	SPDR Gold Shares(C)	200	$6,096,600	$315.00	07/03/2025	$1,000
	S&P 500®(C)	120	71,460,000	6250.00	07/01/2025	8,160
	TOTAL CALL OPTIONS
	(Cost: $27,638)					9,160

0.15%	PUT OPTIONS
	SPDR S&P 500 ETF Trust(C)	200	12,357,000	610.00	07/01/2025	3,000
	SPDR S&P 500 ETF Trust	500	30,892,500	614.00	07/01/2025	25,000
	TOTAL PUT OPTIONS
	(Cost: $27,363)					28,000

0.20%	TOTAL OPTIONS PURCHASED
	(Cost: $55,001)					37,160

69.39%	TOTAL INVESTMENTS
	(Cost: $13,409,303)					13,389,171
30.61%	Other assets, net of liabilities					5,907,579
100.00%	NET ASSETS					$19,296,750

(A)    Zero coupon security. The rate shown is the yield-to-maturity on the date of June 30, 2025.

(B)    Non-income producing.

(C)   All or a portion of the security is held as collateral for options written.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  JUNE 30, 2025

OPPORTUNISTIC TRADER ETF
Schedule of Options Written	June 30, 2025 (unaudited)
(0.38%)	OPTIONS WRITTEN(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.35%)	CALL OPTIONS
	SPDR Gold Shares	200	$(6,096,600)	$305.00	07/03/2025	$(36,600)
	S&P 500®	120	(71,460,000)	6230.00	07/01/2025	(31,800)
	TOTAL CALL OPTIONS					(68,400)
	(Premiums Received: $(89,577))

(0.03%)	PUT OPTIONS
	SPDR S&P 500 ETF Trust	200	(12,357,000)	612.00	07/01/2025	(5,400)
	TOTAL PUT OPTIONS
	(Premiums Received: $(6,239))

(0.38%)	TOTAL OPTIONS WRITTEN					$(73,800)
	(Premiums Received: $(95,816))

(A)    Non-income producing.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  JUNE 30, 2025

OPPORTUNISTIC TRADER ETF
Statement of Assets and Liabilities	June 30, 2025 (unaudited)
ASSETS
Investments at value(1) (Note 1)	$13,389,171
Cash	5,419,663
Recievable for securities sold	618,619
TOTAL ASSETS	19,427,453
LIABILITIES
Options written at value(2) (Note 1)	73,800
Payable for securities purchased	55,000
Accrued advisory fees	1,903
TOTAL LIABILITIES	130,703
NET ASSETS	$19,296,750
Net Assets Consist of:
Paid-in capital	$19,253,431
Distributable earnings (accumulated deficits)	43,319
Net Assets	$19,296,750
NET ASSET VALUE PER SHARE
Net Assets	$19,296,750
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	770,000
Net Asset Value and Offering Price Per Share	$25.06
(1) Identified cost of:	$13,409,303
(2) Premiums received of:	$95,816

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  JUNE 30, 2025

OPPORTUNISTIC TRADER ETF
Statement of Operations	Period Ended June 30, 2025* (unaudited)
INVESTMENT INCOME
Interest income	$7,641
Total investment income	7,641
EXPENSES
Investment advisory fees (Note 2)	1,902
Net expenses	1,902
Net investment income (loss)	5,739
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	20,835
Net realized gain (loss) on options purchased	(7,260)
Net realized gain (loss) on options written	22,121
Total net realized gain (loss) on investments, options purchased and options written	35,696
Net change in unrealized appreciation (depreciation) of investments	(2,291)
Net change in unrealized appreciation (depreciation) of options purchased	(17,841)
Net change in unrealized appreciation (depreciation) of options written	22,016
Total net change in unrealized appreciation (depreciation) of investments, options purchased and options written	1,884
Net realized and unrealized gain (loss)	37,580
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$43,319

(1)   Includes realized gains (losses) as a result of in-kind transactions (Note 3).

*   The Fund commenced operations on June 25, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  JUNE 30, 2025

OPPORTUNISTIC TRADER ETF
Statement of Changes in Net Assets
Period Ended June 30, 2025* (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$5,739
Net realized gain (loss) on investments, options purchased and options written	35,696
Net change in unrealized appreciation (depreciation) of investments, options purchased and options written	1,884
Increase (decrease) in net assets from operations	43,319
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	20,757,213
Shares redeemed	(1,503,782)
Increase (decrease) in net assets from capital stock transactions	19,253,431
NET ASSETS
Increase (decrease) during period	19,296,750
Beginning of period	—
End of period	$19,296,750

*   The Fund commenced operations on June 25, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  JUNE 30, 2025

OPPORTUNISTIC TRADER ETF
Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended June 30, 2025* (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.01
Net realized and unrealized gain (loss) on investments	0.05
Total from investment activities	0.06
Net asset value, end of period	$25.06
Total Return(2)	0.24%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	0.99%
Net investment income (loss)	2.99%
Portfolio turnover rate(4)(5)	0.00%
Net assets, end of period (000’s)	$19,297

(1)   Per share amounts calculated using the average shares outstanding during the period.

(2)   Total return is for the period indicated and has not been annualized.

(3)   Ratios to average net assets have been annualized.

(4)   Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

(5)   Ratios is zero due to the Fund not purchasing any long-term securities during the period.

*   The Fund commenced operations on June 25, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  JUNE 30, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements	June 30, 2025 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Opportunistic Trader ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on June 25, 2025.

The Fund’s investment objective is to seek total return.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-today management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee

FINANCIAL STATEMENTS  |  JUNE 30, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS  |  JUNE 30, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$365,227	$—	$—	$365,227
Short Term Investments	—	12,986,784	—	12,986,784
Options Purchased	37,160	—	—	37,160
	$402,387	$12,986,784	$—	$13,389,171
Liabilities
Options Written	$(73,800)	$—	$—	$(73,800)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the period ended June 30, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS  |  JUNE 30, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the period ended June 30, 2025, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day.

FINANCIAL STATEMENTS  |  JUNE 30, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
OPPORTUNISTIC TRADER ETF	10,000	$250	$250,600

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance

FINANCIAL STATEMENTS  |  JUNE 30, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

Derivatives

The Fund derivative investments may include, among other instruments: (i) options; (ii) volatility-linked ETFs; and (iii) volatility-linked exchange-traded notes (“ETNs”). These derivatives will be used to hedge risks associated with the Fund’s other portfolio investments. The Fund may also use derivatives to create income by writing covered call options. In writing covered calls, the Fund sells an option on a security that the Fund owns in exchange for a premium (i.e., income). FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. As a result of the Funds’ use of derivatives, each Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Fund has adopted policies and procedures pursuant to Rule 18f-4 of the Act 1940 relating to the use of derivatives.

FINANCIAL STATEMENTS  |  JUNE 30, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

The following are the derivatives held by the Fund on June 30, 2025.

Derivative	Value Asset Derivatives
Call Options Purchased	$9,160
Put Options Purchased	28,000
	$37,160	*
Derivative	Value Liability Derivatives
Call Options Written	$(68,400)
Put Options Written	(5,400)
$(73,800)**

*  Statement of Assets and Liabilities location: Investments at value.

** Statement of Assets and Liabilities location: Options written at value.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the period ended June 30, 2025 is as follows:

	Realized Gain (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) on Derivatives**
Call Options Purchased	$—	$(18,478)
Put Options Purchased	(7,260)	637
	$(7,260)	$(17,841)
Call Options Written	$22,121	$21,177
Put Options Written	—	839
	$22,121	$22,016

*  Statements of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

**        Statements of Operations location: Net change in unrealized appreciation (depreciation) of options purchased and options written, respectively.

FINANCIAL STATEMENTS  |  JUNE 30, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

The following indicates the average monthly volume for the period:

Average notional value of:
Options purchased	$120,806,100
Options written	(89,913,600)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Adviser assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Adviser pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.99%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

The Advisor has retained OT Advisors, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor furnishes an investment program for the Fund and manages the investment operations and composition of the Fund. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets, at an annual rate of 0.92%.

FINANCIAL STATEMENTS  |  JUNE 30, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees monthly.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these fees monthly.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

FINANCIAL STATEMENTS  |  JUNE 30, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for its service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the period ended June 30, 2025, were as follows:

Purchases	Sales
$—	$1,541,237

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended June 30, 2025, were as follows:

Purchases	Sales	Realized Gains
$2,038,285	$150,059	$256

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. For the period ended June 30, 2025, there were no distributions.

FINANCIAL STATEMENTS  |  JUNE 30, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

As of June 30, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$5,739
Accumulated net realized gain (loss) on investments	35,696
Net unrealized appreciation (depreciation) on investments	1,884
$43,319

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$13,313,487	$39,066	$(37,182)	$1,884

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Cboe BZX Exchange (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

FINANCIAL STATEMENTS  |  JUNE 30, 2025

OPPORTUNISTIC TRADER ETF
Notes to Financial Statements - continued	June 30, 2025 (unaudited)

Shares of beneficial interest transactions for the Fund were:

Period Ended June 30, 2025
Shares sold	830,000
Shares redeemed	(60,000)
Net increase (decrease)	770,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2025, 67.30% of the value of the net assets of the Fund were invested in debt securities.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS  |  JUNE 30, 2025

OPPORTUNISTIC TRADER ETF
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Opportunistic Trader, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Agreement

At a meeting held on March 11-12, 2025, (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “Tuttle Advisory Agreement”) between the Trust and Tuttle Capital Management, LLC (“Tuttle,” or the “Adviser”), with respect to the addition of the Opportunistic Trader ETF (the “OT ETF”), and the Investment Sub-Advisory Agreement (the “Tuttle Sub-Advisory Agreement”) between Tuttle and OT Advisors, LLC (“OT”), with respect to the OT ETF. The Board reflected on its discussions with the representatives from Tuttle and OT in the Meeting regarding the manner in which the OT ETF is to be managed and the roles and responsibilities of Tuttle and OT under the Tuttle Advisory Agreement and Tuttle Sub-Advisory Agreement (collectively, the “Tuttle Advisory Agreements”).

The Trustees reviewed a memorandum from Trust Counsel (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Tuttle Advisory Agreements and the responses of Tuttle and OT to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the response included information on the personnel of and services to be

FINANCIAL STATEMENTS  |  JUNE 30, 2025

OPPORTUNISTIC TRADER ETF
Supplemental Information (unaudited) - continued

provided by Tuttle and OT, an expense comparison analysis for the OT ETF and comparable ETFs, and the Tuttle Advisory Agreements. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Tuttle Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Tuttle and OT; (ii) related investment performance; (iii) the costs of the services to be provided and profits to be realized by Tuttle and OT from the relationship with the OT ETF; (iv) the extent to which economies of scale would be realized if the OT ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Tuttle Advisory Agreements, including: (i) information regarding the services and support to be provided by Tuttle and OT to the OT ETF and its shareholders; (ii) presentations by management of Tuttle and OT addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the OT ETF; (iii) information pertaining to the compliance structure of Tuttle and OT; (iv) disclosure information contained in the OT ETF’s registration statement and each firm’s Form ADV and/or the policies and procedures of each firm; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Tuttle Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about Tuttle and OT, including financial information, personnel and the services to be provided by Tuttle and OT to the OT ETF, each firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the OT ETF and comparative expense information for other ETFs with strategies similar to the OT ETF prepared by an independent third party; (iii) the anticipated effect of size on the OT ETF’s performance and expenses; and (iv) benefits anticipated to be realized by Tuttle and OT from their relationship with the OT ETF.

FINANCIAL STATEMENTS  |  JUNE 30, 2025

OPPORTUNISTIC TRADER ETF
Supplemental Information (unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the Tuttle Advisory Agreements, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Tuttle Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Tuttle and OT.

In this regard, the Board considered the responsibilities of Tuttle and OT under the Tuttle Advisory Agreements. The Board reviewed the services to be provided by Tuttle and OT to the OT ETF, including, without limitation, the processes of Tuttle and OT for assuring compliance with the OT ETF’s investment objectives and limitations; Tuttle’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Tuttle and OT for the OT ETF among the service providers; and the anticipated efforts of Tuttle to promote the OT ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Tuttle and OT; the education and experience of each firm’s personnel; and information provided regarding each firm’s compliance program and policies and procedures. After reviewing the foregoing and further information from Tuttle and OT, the Board concluded that the quality, extent, and nature of the services to be provided by Tuttle, was satisfactory and adequate for the OT ETF.

The investment performance of Tuttle, OT and OT ETF.

The Board noted that the OT ETF had not yet commenced operations. The Board noted that OT currently does not manage any other funds and that the Adviser will monitor the trading and risk guidelines but is not responsible for the day-to-day management of the OT ETF.

The costs of services to be provided and profits to be realized by Tuttle and OT from the relationship with the OT ETF.

In this regard, the Board considered the financial condition of Tuttle and OT and the level of commitment to the OT ETF by Tuttle and OT. The Board also considered the projected assets and proposed expenses of the OT ETF, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by Tuttle. The Trustees considered the unitary fee structure proposed by Tuttle for the OT ETF. The Board compared the proposed unitary fee of the OT ETF to the advisory fees and net expense ratios of ETFs in a custom category from its Morningstar category, the Derivative Income category (“Category”), and a peer group selected from its Category (“Peer Group”). The Trustees noted that the proposed unitary fee

FINANCIAL STATEMENTS  |  JUNE 30, 2025

OPPORTUNISTIC TRADER ETF
Supplemental Information (unaudited) - continued

of the OT ETF was higher than the median net advisory fees its Peer Group but was equal to its Category, while its projected net expense ratio was also higher than the median of its Peer Group but was equal to its Category. The Trustees acknowledged Tuttle’s representation that the proposed advisory fees are appropriate and competitively priced for an actively managed fund. The Board also considered the fees paid to OT by Tuttle for its sub-advisory services to OT ETF. The Board noted that there is a potential for trades to generate soft dollars. After further consideration, the Board concluded that the projected profitability and fees to be paid to Tuttle were within an acceptable range in light of the services to be rendered by Tuttle and OT.

The extent to which economies of scale would be realized as the OT ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the OT ETF’s investors.

The Trustees considered that it was not anticipated that the OT ETF would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the fee structure did not have breakpoints, and, as a result, economies of scale would not be realized by shareholders as the OT ETF were to grow. However, the Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the OT ETF; the basis of decisions to buy or sell securities for the OT ETF; and the substance and administration of the Code of Ethics and other relevant policies of Tuttle and OT. The Board also considered potential benefits for Tuttle and for OT in managing the OT ETF. Following further consideration and discussion, the Board concluded that the standards and practices of Tuttle and OT relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Tuttle and OT from managing the OT ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under each of the Tuttle Advisory Agreement and the Tuttle Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Tuttle Advisory Agreements.

FINANCIAL STATEMENTS  |  JUNE 30, 2025

ITEM 8.        CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.       REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.        STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract approval in the Supplemental Information.

ITEM 12.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.       CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.       RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.       EXHIBITS.

(a)(1)      Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant – Not applicable.

(b)        Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 4, 2025
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 4, 2025

*   Print the name and title of each signing officer under his or her signature.